Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 222,533,000	$ 7,267,570	$ 278,705,264	$ 213,011,018
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues	16,615,745		24,061,849	21,935,208
Customer concentration risk [member] | Wafer fabrication [member] | Customer B [member]
Disclosure of Major Customers [Line Items]
Operating revenues	$ 29,242,973		$ 22,226,167	$ 14,707,370